SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03312011
Check here if Amendment [x ]; Amendment Number: 01
his Amendment (Check only one.) :	 [x] is a restatement.
      [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

Cumberland Advisors
One Sarasota Tower, 2 N. Tamiami Trail, Suite 303, Sarasota, FL 34236
800-257-7013

Form 13F File Number: 28-11051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Therese M. Pantalione
Title: Managing Director, Compliance Officer
Phone: 856-692-6690

Signature, Place, and Date of Signing:

Therese M. Pantalione, Vineland, NJ NOVEMBER 23, 2011

Report Type (Check only one.):

[x ]   13F HOLDINGS REPORT.
[  ]   13F NOTICE.
[  ]   13F COMBINATION REPORT.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONSUMER STAPLES SPDR          Exchange Traded  81369y308     6133   204985 SH       Sole                   204985
ENERGY SELECT SECTOR SPDR      Exchange Traded  81369y506     4957    62155 SH       Sole                    62155
FIRST TRUST ISE-REVERE NATURAL Exchange Traded  33734j102     3273   140160 SH       Sole                   140160
HEALTH CARE SELECT SECTOR SPDR Exchange Traded  81369Y209     1290    38975 SH       Sole                    38975
INDUSTRIAL SELECT SECTOR SPDR  Exchange Traded  81369y704    11776   312659 SH       Sole                   312659
ISHARES DJ US BASIC MATERIAL   Exchange Traded  464287838     3490    42680 SH       Sole                    42680
ISHARES DJ US CONSUMER GOODS   Exchange Traded  464287812     2208    33345 SH       Sole                    33345
ISHARES DJ US HEALTHCARE PROVI Exchange Traded  464288828     2320    37470 SH       Sole                    37470
ISHARES DJ US OIL & GAS EXPLOR Exchange Traded  464288851     1601    21495 SH       Sole                    21495
ISHARES DJ US OIL EQUIP & SERV Exchange Traded  464288844     5410    79765 SH       Sole                    79765
ISHARES RUSSELL 1000 VALUE IND Exchange Traded  464287598     2206    32130 SH       Sole                    32130
ISHARES RUSSELL 3000 VALUE     Exchange Traded  464287663     1363    15090 SH       Sole                    15090
ISHARES S&P NORTH AMERICAN TEC Exchange Traded  464287515     2353    37955 SH       Sole                    37955
ISHARES S&P NORTH AMERICAN TEC Exchange Traded  464287531     5084   142865 SH       Sole                   142865
ISHARES S&P SMALLCAP 600       Exchange Traded  464287804     6684    90865 SH       Sole                    90865
MARKET VECTORS AGRIBUSINESS    Exchange Traded  57060U605     3290    58705 SH       Sole                    58705
POWERSHARES GLOBAL WATER PORTF Exchange Traded  73935x575     1347    66210 SH       Sole                    66210
REVENUESHARES LARGE CAP ETF    Exchange Traded  761396100     6451   256595 SH       Sole                   256595
RYDEX S&P EQUAL WEIGHT ETF     Exchange Traded  78355W106    10734   212715 SH       Sole                   212715
SPDR METALS & MINING ETF       Exchange Traded  78464a755     1852    24930 SH       Sole                    24930
SPDR S&P 500 ETF TRUST         Exchange Traded  78462f103     1882    14195 SH       Sole                    14195
SPDR S&P MIDCAP 400 ETF TRUST  Exchange Traded  78467y107     6993    38950 SH       Sole                    38950
SPDR S&P OIL & GAS EXPLORATION Exchange Traded  78464A730     4207    65310 SH       Sole                    65310
TECHNOLOGY SELECT SECTOR SPDR  Exchange Traded  81369y803    11741   450476 SH       Sole                   450476
VANGUARD ENERGY ETF            Exchange Traded  92204a306     4550    38980 SH       Sole                    38980
VANGUARD INDUSTRIALS ETF       Exchange Traded  92204a603     1665    23661 SH       Sole                    23661
CLAYMORE/SWM CANADIAN ENERGY I Exchange Traded  18383Q606     2735   119600 SH       Sole                   119600
ISHARES MSCI AUSTRALIA INDEX F Exchange Traded  464286103     4685   176005 SH       Sole                   176005
ISHARES MSCI AUSTRIA INVESTABL Exchange Traded  464286202      587    25100 SH       Sole                    25100
ISHARES MSCI BRAZIL INDEX FUND Exchange Traded  464286400     1523    19645 SH       Sole                    19645
ISHARES MSCI CANADA INDEX FUND Exchange Traded  464286509     5885   175110 SH       Sole                   175110
ISHARES MSCI EAFE GROWTH INDEX Exchange Traded  464288885      852    13685 SH       Sole                    13685
ISHARES MSCI EAFE INDEX FUND   Exchange Traded  464287465     4500    74904 SH       Sole                    74904
ISHARES MSCI EAFE SMALL CAP IN Exchange Traded  464288273     2467    56920 SH       Sole                    56920
ISHARES MSCI FRANCE INDEX FUND Exchange Traded  464286707     2766   102724 SH       Sole                   102724
ISHARES MSCI GERMANY INDEX FUN Exchange Traded  464286806     6399   246590 SH       Sole                   246590
ISHARES MSCI HONG KONG INDEX F Exchange Traded  464286871      609    32170 SH       Sole                    32170
ISHARES MSCI ITALY INDEX FUND  Exchange Traded  464286855      273    14685 SH       Sole                    14685
ISHARES MSCI JAPAN INDEX FUND  Exchange Traded  464286848     1995   193430 SH       Sole                   193430
ISHARES MSCI MALAYSIA INDEX FU Exchange Traded  464286830     1581   106875 SH       Sole                   106875
ISHARES MSCI MEXICO INVESTABLE Exchange Traded  464286822      450     7160 SH       Sole                     7160
ISHARES MSCI NETHERLANDS INVES Exchange Traded  464286814     4037   175125 SH       Sole                   175125
ISHARES MSCI SINGAPORE INDEX F Exchange Traded  464286673     1046    76525 SH       Sole                    76525
ISHARES MSCI SOUTH KOREA INDEX Exchange Traded  464286772     3112    48360 SH       Sole                    48360
ISHARES MSCI SPAIN INDEX FUND  Exchange Traded  464286764     2425    57170 SH       Sole                    57170
ISHARES MSCI SWEDEN INDEX FUND Exchange Traded  464286756     2348    71615 SH       Sole                    71615
ISHARES MSCI SWITZERLAND INDEX Exchange Traded  464286749      686    27140 SH       Sole                    27140
ISHARES MSCI TAIWAN INDEX FUND Exchange Traded  464286731      895    60220 SH       Sole                    60220
ISHARES MSCI THAILAND INDEX FU Exchange Traded  464286624      715    10695 SH       Sole                    10695
ISHARES MSCI TURKEY FUND       Exchange Traded  464286715     1264    19805 SH       Sole                    19805
ISHARES MSCI UNITED KINGDOM IN Exchange Traded  464286699     4642   259200 SH       Sole                   259200
ISHARES S&P ASIA 50 INDEX FUND Exchange Traded  464288430      228     4765 SH       Sole                     4765
ISHARES S&P GLOBAL MATERIALS   Exchange Traded  464288695     1438    19280 SH       Sole                    19280
MARKET VECTORS INDONESIA INDEX Exchange Traded  57060u753      303    10110 SH       Sole                    10110
MARKET VECTORS RUSSIA ETF      Exchange Traded  57060u506     1251    30055 SH       Sole                    30055
POWERSHARES EMERGING MARKETS I Exchange Traded  73937B209     1134    21035 SH       Sole                    21035
SPDR S&P CHINA ETF             Exchange Traded  78463X400     2373    29535 SH       Sole                    29535
SPDR S&P EMERGING EUROPE ETF   Exchange Traded  78463X608     2944    53555 SH       Sole                    53555
VANGUARD FTSE ALL-WORLD EX-US  Exchange Traded  922042775     1601    32460 SH       Sole                    32460
VANGUARD MSCI  EMERGING MARKET Exchange Traded  922042858     2206    45060 SH       Sole                    45060
*SPDR GOLD TRUST               Exchange Traded  78463V107     1680    12010 SH       Sole                    12010
ISHARES SILVER TRUST           Exchange Traded  46428q109     2612    71040 SH       Sole                    71040
POWERSHARES DB AGRICULTURE F   Exchange Traded  73936B408     1938    56620 SH       Sole                    56620
POWERSHARES DB BASE METALS F   Exchange Traded  73936B705     2089    85545 SH       Sole                    85545
VANGUARD INTERMEDIATE-TERM TAX Mutual Fund      922907209      190    14379 SH       Sole                    14379

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0

 Form 13F Information Table Entry Total: 	65

Form 13F Information Table Value Total: 	$195,327 (thousands)


List of Other Included Managers: NONE